Offerings	Oct. 27, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock reserved for issuance pursuant to the Accuray Incorporated Stand-Alone Inducement Performance Unit Agreement for Sofiane Laoussadi ("PSU Award")
Amount Registered | shares	975,000
Proposed Maximum Offering Price per Unit	0.13
Maximum Aggregate Offering Price	$ 126,750.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 11.03
Offering Note	Consists of 975,000 shares of common stock, par value $0.001 per share (the "Common Stock"), of Accuray Incorporated (the "Registrant") underlying the PSU Award, representing the maximum number of shares issuable under the PSU Award (150% of the target number of 650,000 shares), which were granted to the Registrant's Senior Vice President, Global Service & Solutions, as an inducement material to his acceptance of employment with the Registrant. Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Common Stock which become issuable under the PSU Award that are being registered pursuant to this Registration Statement by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of the Registrant's outstanding shares of Common Stock. The proposed maximum offering price per share of Common Stock is estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and (h) under the Securities Act, based on the average of the high and low prices of the Registrant's Common Stock as reported on the Nasdaq Capital Market on October 26, 2026.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock reserved for issuance pursuant to the Accuray Incorporated Stand-Alone Inducement Restricted Stock Unit Agreement for Sofiane Laoussadi ("RSU Award")
Amount Registered | shares	650,000
Proposed Maximum Offering Price per Unit	0.13
Maximum Aggregate Offering Price	$ 84,500.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 7.35
Offering Note	Consists of 650,000 shares of the Registrant's Common Stock underlying the RSU Award, which were granted to the Registrant's Senior Vice President, Global Service & Solutions, as an inducement material to his acceptance of employment with the Registrant. Pursuant to Rule 416(a) of the Securities Act, this Registration Statement shall also cover any additional shares of Common Stock which become issuable under the RSU Award that are being registered pursuant to this Registration Statement by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of the Registrant's outstanding shares of Common Stock. The proposed maximum offering price per share of Common Stock is estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and (h) under the Securities Act, based on the average of the high and low prices of the Registrant's Common Stock as reported on the Nasdaq Capital Market on October 26, 2026.